Preferred stock	12 Months Ended
Mar. 31, 2019
Preferred stock

14. Preferred stock

The composition of preferred stock at March 31, 2017, 2018 and 2019 is as follows:

	March 31, 2017		March 31, 2018		March 31, 2019
Class of stock	Authorized	Issued	Authorized	Issued	Authorized	Issued
	(number of shares)
Class XI preferred stock	914,752,000	—	—	—	—	—
Class XIV preferred stock	900,000,000	—	900,000,000	—	900,000,000	—
Class XV preferred stock	900,000,000	—	900,000,000	—	900,000,000	—
Class XVI preferred stock	1,500,000,000	—	1,500,000,000	—	1,500,000,000	—

Holders or registered pledgees of preferred stock are entitled to receive annual dividends, and distribution of residual assets of MHFG as set out above at the liquidation value per share, prior to holders of common stock but pari passu among themselves. MHFG may pay up to one-half of the annual dividend payable on each class of preferred stock as an interim dividend. Dividends on preferred stock are not cumulative. Holders of preferred stock are not entitled to vote at a general meeting of shareholders except where the articles of incorporation entitle holders of preferred stock to vote.

The following table shows the changes in the number of shares and the aggregate amount of preferred stock during the fiscal year ended March 31, 2017:

	2017
	(shares)	(in millions of yen)
Balance at beginning of fiscal year	914,752,000	914,752
Net change (Note)	(914,752,000)	(914,752)

Balance at end of fiscal year	—	—

Note:	In July 2016, all shares of the class XI preferred stock were converted into common stock and cancelled.

There was no change in balance of the preferred stock in the fiscal years ended March 31, 2018 and 2019.